Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020		Sep. 30, 2019
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 122,897		¥ 105,689
Troubled debt restructurings, Post-modification outstanding recorded investment		122,338		105,012
Troubled debt restructurings that subsequently defaulted, Recorded Investment		19,985		16,581
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	43,717		20,607
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	43,717		20,607
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	9,280		6,342
Commercial [Member] | Foreign [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	10,292		29,360
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	10,292		29,360
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	3,940
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	27,985		3,215
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	27,985		3,215
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	41		27
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	10,694		11,900
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	10,185		11,362
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	1,556		1,825
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	13,958		18,766
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	13,920		18,656
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	3,113		4,572
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	9,130		16,724
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	9,130		16,695
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	1,875		3,815
Other [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[3]	7,121	[1]	5,117
Troubled debt restructurings, Post-modification outstanding recorded investment	[3]	7,109	[1]	¥ 5,117
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 180

[1]	For the six months ended September 30, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, reduction in the stated rate was the primary concession type in the Card segment, and some combination thereof were the primary concession type in the MUFG Americas Holdings and Krungsri segments. For the six months ended September 30, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card and Other segments and forbearance was the primary concession type in the MUFG Americas Holdings segment.
[2]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[3]	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.